UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® InterMarket Income Trust I

5/31/10

CMK-SEM

MFS® InterMarket Income Trust I

New York Stock Exchange Symbol: CMK

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	43.6%
High Yield Corporates	29.9%
Non-U.S. Government Bonds	16.4%
Emerging Markets Bonds	6.4%
Mortgage-Backed Securities	3.4%
Asset-Backed Securities	0.9%
Floating Rate Loans	0.9%
U.S. Treasury Securities	0.7%
Collateralized Debt Obligations	0.4%
Municipal Bonds	0.1%

Composition including fixed income credit quality (a)(i)
AAA	13.3%
AA	14.1%
A	13.4%
BBB	28.8%
BB	10.7%
B	15.1%
CCC	6.6%
CC	0.1%
C	0.1%
D	0.3%
Equity	0.4%
Other	(2.9)%

Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	6.7 yrs.

Issuer country weightings (i)
United States	63.8%
United Kingdom	4.5%
Japan	3.9%
Canada	3.7%
Italy	3.6%
Germany	2.8%
Netherlands	2.7%
France	2.3%
Australia	1.3%
Other Countries	11.4%

Portfolio Composition – continued

(a)	Included in the rating categories are: (1) debt securities and fixed income structured products which have long-term public ratings; (2) U.S. Government Securities (all of which are given AAA ratings); and (3) credit default swaps, if applicable, for which the underlying security has a long term public rating. U.S. Government Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. government agencies or U.S. government-sponsored entities. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries caused risky asset valuations to retrench considerably.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities and high income debt instruments. This policy may not be changed without shareholder approval.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds pursuant to its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators upon whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. To the extent that investments are purchased with the proceeds from the borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov and on the MFS Web site at mfs.com.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGER PROFILE

James Calmas	—	Investment Officer of MFS; employed in the investment area of MFS since 1988. Portfolio manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and may increase the fund’s expense ratio.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

PORTFOLIO OF INVESTMENTS

5/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 100.0%
Issuer	Shares/Par	Value ($)

Aerospace - 0.5%
BE Aerospace, Inc., 8.5%, 2018	$90,000	$93,150
Bombardier, Inc., 7.5%, 2018 (n)	100,000	101,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	135,000	113,063
Oshkosh Corp., 8.25%, 2017	35,000	36,050
Oshkosh Corp., 8.5%, 2020	55,000	56,925
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	115,000	113,275

		$513,463
Airlines - 0.3%
American Airlines Pass-Through Trust, 7.377%, 2019	$68,157	$55,207
Continental Airlines, Inc., 7.339%, 2014	185,865	173,754
Delta Air Lines, Inc., 7.711%, 2011	45,000	44,550

		$273,511
Apparel Manufacturers - 0.3%
Broder Brothers Co., 11.25%, 2010	$85,000	$68,850
Hanesbrands, Inc., 8%, 2016	90,000	91,350
Hanesbrands, Inc., FRN, 3.83%, 2014	75,000	70,125
Phillips-Van Heusen Corp., 7.375%, 2020	65,000	65,325

		$295,650
Asset-Backed & Securitized - 1.3%
Anthracite Ltd., “A” CDO, FRN, 0.701%, 2019 (z)	$198,803	$141,150
Crest Ltd., “A1” CDO, FRN, 0.767%, 2018 (z)	291,350	215,599
Equity One ABS, Inc., FRN, 4.205%, 2034	391,044	383,855
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011	55,988	56,113
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034	254,274	195,727
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	270,000	279,471

		$1,271,915
Automotive - 1.2%
Allison Transmission, Inc., 11%, 2015 (n)	$125,000	$130,625
Ford Motor Credit Co. LLC, 12%, 2015	610,000	710,638
General Motors Corp., 7.125%, 2013 (d)	100,000	32,500
Goodyear Tire & Rubber Co., 8.625%, 2011	36,000	36,990
Goodyear Tire & Rubber Co., 9%, 2015	88,000	90,200
Goodyear Tire & Rubber Co., 10.5%, 2016	140,000	148,400

		$1,149,353

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Basic Industry - 0.1%
TriMas Corp., 9.75%, 2017 (n)		$95,000	$96,425

Broadcasting - 2.4%
Allbritton Communications Co., 8%, 2018 (n)		$55,000	$51,975
CBS Corp., 6.625%, 2011		500,000	520,445
CBS Corp., 5.75%, 2020		110,000	112,313
Gray Television, Inc., 10.5%, 2015 (z)		35,000	33,075
Inmarsat Finance PLC, 7.375%, 2017 (n)		130,000	129,675
Intelsat Jackson Holdings Ltd., 9.5%, 2016		260,000	267,800
Lamar Media Corp., 6.625%, 2015		135,000	128,250
Lamar Media Corp., “C”, 6.625%, 2015		25,000	23,500
LBI Media, Inc., 8.5%, 2017 (z)		60,000	51,000
LIN TV Corp., 6.5%, 2013		155,000	150,156
Local TV Finance LLC, 9.25%, 2015 (p)(z)		152,670	116,538
Newport Television LLC, 13%, 2017 (n)(p)		205,600	164,523
News America, Inc., 6.9%, 2039		106,000	117,830
Nexstar Broadcasting Group, Inc., 7%, 2014		48,000	42,780
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		146,266	130,079
Salem Communications Corp., 9.625%, 2016		28,000	28,350
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		50,000	49,500
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		60,000	58,200
Univision Communications, Inc., 12%, 2014 (n)		50,000	53,750
Univision Communications, Inc., 9.75%, 2015 (n)(p)		149,546	123,525

			$2,353,264
Brokerage & Asset Managers - 0.9%
E*TRADE Financial Corp., 7.875%, 2015		$75,000	$69,000
Janus Capital Group, Inc., 6.95%, 2017		130,000	132,893
Nuveen Investments, Inc., 10.5%, 2015		90,000	81,000
TD AMERITRADE Holding Corp., 5.6%, 2019		570,000	590,079

			$872,972
Building - 1.2%
Associated Materials, Inc., 11.25%, 2014		$130,000	$129,350
Building Materials Holding Corp., 7%, 2020 (n)		100,000	99,000
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	55,000	61,526
CEMEX Finance LLC, 9.5%, 2016 (n)		$306,000	279,225
CRH PLC, 8.125%, 2018		210,000	250,233
Masco Corp., 7.125%, 2020		40,000	38,751
Nortek, Inc., 11%, 2013		195,533	203,354
Ply Gem Industries, Inc., 11.75%, 2013		65,000	66,625

			$1,128,064

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - 0.6%
First Data Corp., 9.875%, 2015		$215,000	$175,225
First Data Corp., 11.25%, 2016		45,000	28,800
Iron Mountain, Inc., 6.625%, 2016		115,000	113,275
Iron Mountain, Inc., 8.375%, 2021		50,000	50,750
SunGard Data Systems, Inc., 9.125%, 2013		100,000	101,000
SunGard Data Systems, Inc., 10.25%, 2015		125,000	126,406

			$595,456
Cable TV - 1.4%
Cablevision Systems Corp., 8.625%, 2017 (n)		$70,000	$70,350
CCH II LLC/CCH II Capital Corp., 13.5%, 2016		30,000	34,388
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		25,000	24,531
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		15,000	14,850
Charter Communications, Inc., 10.875%, 2014 (n)		45,000	49,163
CSC Holdings, Inc., 8.5%, 2014 (n)		145,000	150,800
DIRECTV Holdings LLC, 5.875%, 2019		160,000	170,040
Echostar Corp., 7.125%, 2016		50,000	49,000
Mediacom LLC, 9.125%, 2019 (n)		100,000	99,000
Time Warner Cable, Inc., 5.4%, 2012		330,000	353,734
Videotron LTEE, 6.875%, 2014		65,000	64,675
Virgin Media Finance PLC, 9.125%, 2016		130,000	131,463
Virgin Media Finance PLC, 9.5%, 2016		100,000	102,500

			$1,314,494
Chemicals - 1.9%
Ashland, Inc., 9.125%, 2017		$180,000	$197,100
Dow Chemical Co., 8.55%, 2019		540,000	640,444
Hexion Finance Escrow LLC, 8.875%, 2018 (n)		110,000	101,750
Hexion Specialty Chemicals, Inc., 9.75%, 2014		90,000	85,950
Huntsman International LLC, 6.875%, 2013 (n)	EUR	75,000	86,666
Lumena Resources Corp., 12%, 2014 (n)		$233,000	205,040
Lyondell Chemical Co., 11%, 2018		69,786	73,973
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		119,000	128,520
Momentive Performance Materials, Inc., 11.5%, 2016		66,000	59,070
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		140,000	135,100
Solutia, Inc., 7.875%, 2020		100,000	99,500

			$1,813,113
Computer Software - Systems - 0.1%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)		$95,000	$95,950

Conglomerates - 0.6%
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013		$540,000	$596,995

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Construction - 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$113,000	$114,130

Consumer Products - 1.7%
ACCO Brands Corp., 10.625%, 2015	$10,000	$10,825
ACCO Brands Corp., 7.625%, 2015	50,000	46,500
Central Garden & Pet Co., 8.25%, 2018	70,000	69,300
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	55,000	56,788
Fortune Brands, Inc., 5.125%, 2011	450,000	460,183
Hasbro, Inc., 6.125%, 2014	90,000	100,647
Jarden Corp., 7.5%, 2017	115,000	112,700
Libbey Glass, Inc., 10%, 2015 (n)	80,000	83,000
Newell Rubbermaid, Inc., 5.5%, 2013	360,000	384,275
Visant Holding Corp., 8.75%, 2013	75,000	75,563
Whirlpool Corp., 8%, 2012	199,000	218,083

		$1,617,864
Consumer Services - 0.6%
KAR Holdings, Inc., 10%, 2015	$75,000	$75,188
KAR Holdings, Inc., FRN, 4.344%, 2014	65,000	58,663
Realogy Corp., 10.5%, 2014	20,000	17,000
Service Corp. International, 7.375%, 2014	20,000	20,200
Service Corp. International, 7%, 2017	335,000	324,950
Ticketmaster Entertainment, Inc., 10.75%, 2016	70,000	75,950

		$571,951
Containers - 0.4%
Crown Americas LLC, 7.75%, 2015	$195,000	$198,413
Graham Packaging Holdings Co., 9.875%, 2014	170,000	171,275

		$369,688
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$150,000	$169,431
L-3 Communications Corp., 6.375%, 2015	130,000	130,000
ManTech International Corp., 7.25%, 2018 (z)	70,000	70,175

		$369,606
Electronics - 0.9%
Freescale Semiconductor, Inc., 8.875%, 2014	$45,000	$40,613
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	45,000	46,688
Freescale Semiconductor, Inc., 9.25%, 2018 (z)	65,000	64,513
Jabil Circuit, Inc., 7.75%, 2016	95,000	97,138
NXP B.V./NXP Funding LLC, 7.875%, 2014	75,000	69,188
Tyco Electronics Ltd., 6%, 2012	500,000	539,208

		$857,348

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 1.1%
IIRSA Norte Finance Ltd., 8.75%, 2024	$236,120	$260,912
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	179,000	213,010
Majapahit Holding B.V., 7.75%, 2020 (n)	154,000	162,085
Petroleos Mexicanos, 6%, 2020 (n)	107,000	108,338
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	265,000	279,840

		$1,024,185
Emerging Market Sovereign - 0.6%
Republic of Argentina, FRN, 0.389%, 2012	$79,050	$68,726
Republic of Colombia, 6.125%, 2041	103,000	97,850
Republic of Philippines, 6.375%, 2034	126,000	125,685
Republic of South Africa, 5.5%, 2020	259,000	260,943

		$553,204
Energy - Independent - 2.6%
ATP Oil & Gas Corp., 11.875%, 2015 (z)	$30,000	$23,550
Chaparral Energy, Inc., 8.875%, 2017	135,000	122,175
Chesapeake Energy Corp., 9.5%, 2015	145,000	156,963
EnCana Corp., 6.5%, 2019	210,000	233,894
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	162,400
Newfield Exploration Co., 6.625%, 2014	100,000	100,250
Newfield Exploration Co., 6.625%, 2016	45,000	44,775
OPTI Canada, Inc., 8.25%, 2014	120,000	102,600
Penn Virginia Corp., 10.375%, 2016	130,000	138,450
Petrohawk Energy Corp., 10.5%, 2014	50,000	52,875
Pioneer Natural Resources Co., 6.875%, 2018	100,000	97,476
Pioneer Natural Resources Co., 7.5%, 2020	105,000	104,994
Plains Exploration & Production Co., 7%, 2017	200,000	183,000
Questar Market Resources, Inc., 6.8%, 2020	233,000	243,081
Quicksilver Resources, Inc., 8.25%, 2015	95,000	92,625
Quicksilver Resources, Inc., 9.125%, 2019	30,000	30,075
Range Resources Corp., 8%, 2019	85,000	87,550
SandRidge Energy, Inc., 8%, 2018 (n)	120,000	107,400
Southwestern Energy Co., 7.5%, 2018	100,000	105,000
Talisman Energy, Inc., 7.75%, 2019	50,000	60,254
Williams Cos., Inc., 7.75%, 2031	59,000	64,368
Williams Cos., Inc., FRN, 2.29%, 2010 (n)	230,000	229,892

		$2,543,647
Energy - Integrated - 1.1%
CCL Finance Ltd., 9.5%, 2014 (n)	$107,000	$117,165
Cenovus Energy, Inc., 4.5%, 2014 (n)	140,000	147,707
Hess Corp., 8.125%, 2019	120,000	148,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	$124,000	$132,990
Petro-Canada, 6.05%, 2018	500,000	546,309

		$1,092,263
Entertainment - 0.4%
AMC Entertainment, Inc., 11%, 2016	$110,000	$112,750
AMC Entertainment, Inc., 8.75%, 2019	100,000	101,000
Cinemark USA, Inc., 8.625%, 2019	135,000	136,350

		$350,100
Financial Institutions - 1.9%
CIT Group, Inc., 7%, 2014	$120,000	$112,800
CIT Group, Inc., 7%, 2017	290,000	261,725
General Electric Capital Corp., 6%, 2019	130,000	137,719
General Electric Capital Corp., 5.5%, 2020	250,000	256,459
General Electric Capital Corp., FRN, 0.474%, 2012	290,000	282,652
GMAC, Inc., 6.75%, 2014	265,000	252,413
GMAC, Inc., 8%, 2031	208,000	189,280
International Lease Finance Corp., 5.625%, 2013	160,000	140,400
International Lease Finance Corp., 8.75%, 2017 (n)	150,000	137,250
Nationstar Mortgage LLC, 10.875%, 2015 (z)	45,000	38,475

		$1,809,173
Food & Beverages - 3.7%
Anheuser-Busch InBev, 7.75%, 2019 (n)	$440,000	$521,462
ARAMARK Corp., 8.5%, 2015	300,000	299,250
B&G Foods, Inc., 7.625%, 2018	70,000	69,825
Constellation Brands, Inc., 7.25%, 2016	130,000	129,350
Del Monte Foods Co., 6.75%, 2015	110,000	110,275
Diageo Capital PLC, 4.828%, 2020	250,000	255,237
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	500,000	584,389
Kellogg Co., 6.6%, 2011	460,000	479,882
Kraft Foods, Inc., 6.75%, 2014	150,000	171,166
Kraft Foods, Inc., 6.125%, 2018	130,000	143,061
Miller Brewing Co., 5.5%, 2013 (n)	230,000	251,283
Pinnacle Foods Finance LLC, 9.25%, 2015	125,000	124,688
SABMiller PLC, 6.2%, 2011 (n)	300,000	312,762
Smithfield Foods, Inc., 7.75%, 2017	50,000	47,000
TreeHouse Foods, Inc., 7.75%, 2018	75,000	76,688

		$3,576,318
Food & Drug Stores - 0.3%
CVS Caremark Corp., FRN, 0.551%, 2010	$320,000	$320,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 1.1%
Abitibi-Consolidated, Inc., 8.375%, 2015 (d)		$135,000	$24,300
Boise, Inc., 8%, 2020 (n)		95,000	95,713
Cascades, Inc., 7.75%, 2017 (n)		65,000	62,725
Georgia-Pacific Corp., 7.125%, 2017 (n)		95,000	94,525
Georgia-Pacific Corp., 8%, 2024		165,000	172,013
Georgia-Pacific Corp., 7.25%, 2028		30,000	28,500
Graphic Packaging International Corp., 9.5%, 2013		60,000	61,050
Jefferson Smurfit Corp., 8.25%, 2012 (d)		40,000	33,900
JSG Funding PLC, 7.75%, 2015		10,000	9,738
Millar Western Forest Products Ltd., 7.75%, 2013		125,000	110,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	121,701
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$224,000	220,080

			$1,034,245
Gaming & Lodging - 1.6%
Circus & Eldorado Joint Venture, 10.125%, 2012		$115,000	$106,950
Firekeepers Development Authority, 13.875%, 2015 (n)		100,000	114,500
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		115,000	1,294
Gaylord Entertainment Co., 6.75%, 2014		85,000	78,625
GWR Operating Partnership LLP, 10.875%, 2017 (z)		65,000	63,781
Harrah’s Operating Co., Inc., 11.25%, 2017		45,000	47,138
Harrah’s Operating Co., Inc., 10%, 2018		4,000	3,160
Harrah’s Operating Co., Inc., 10%, 2018		61,000	48,190
Host Hotels & Resorts, Inc., 6.75%, 2016		100,000	98,000
Host Hotels & Resorts, Inc., 9%, 2017 (n)		25,000	26,500
Marriott International, Inc., 5.625%, 2013		230,000	243,778
MGM Mirage, 10.375%, 2014 (n)		15,000	15,938
MGM Mirage, 7.5%, 2016		100,000	80,000
MGM Mirage, 11.125%, 2017 (n)		45,000	48,713
MGM Mirage, 11.375%, 2018 (n)		120,000	111,000
MGM Mirage, 9%, 2020 (z)		85,000	85,213
Midwest Gaming, Inc., 11.625%, 2016 (n)		25,000	24,375
Penn National Gaming, Inc., 8.75%, 2019 (n)		95,000	96,425
Pinnacle Entertainment, Inc., 7.5%, 2015		80,000	74,400
Royal Caribbean Cruises Ltd., 7%, 2013		40,000	39,350
Royal Caribbean Cruises Ltd., 11.875%, 2015		75,000	85,125
Station Casinos, Inc., 6%, 2012 (d)		85,000	5,313
Station Casinos, Inc., 6.875%, 2016 (d)		395,000	3,456
Station Casinos, Inc., 6.625%, 2018 (d)		290,000	2,175

			$1,503,399
Industrial - 1.6%
Altra Holdings, Inc., 8.125%, 2016 (n)		$65,000	$64,838

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Industrial - continued
Aquilex Corp., 11.125%, 2016 (n)		$20,000	$20,000
Baldor Electric Co., 8.625%, 2017		165,000	167,888
Cornell University, 4.35%, 2014		240,000	257,887
Great Lakes Dredge & Dock Corp., 7.75%, 2013		80,000	79,900
Johns Hopkins University, 5.25%, 2019		470,000	519,627
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		60,000	61,500
Princeton University, 4.95%, 2019		310,000	334,865
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)		45,000	42,750

			$1,549,255
Insurance - 2.3%
American International Group, Inc., 8.175% to 2038, FRN to 2058		$215,000	$167,700
ING Groep N.V., 5.775% to 2015, FRN to 2049		450,000	329,531
Metropolitan Life Global Funding, 2.875%, 2012 (n)		300,000	306,567
Metropolitan Life Global Funding, 5.125%, 2014 (n)		180,000	193,091
Principal Financial Group, Inc., 8.875%, 2019		250,000	306,810
Prudential Financial, Inc., 3.625%, 2012		230,000	234,831
Prudential Financial, Inc., 6.2%, 2015		250,000	275,085
Unum Group, 7.125%, 2016		370,000	413,936

			$2,227,551
Insurance - Health - 0.4%
WellPoint, Inc., 6.8%, 2012		$320,000	$351,842

Insurance - Property & Casualty - 0.6%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		$150,000	$160,500
PartnerRe Ltd., 5.5%, 2020		257,000	241,866
USI Holdings Corp., 9.75%, 2015 (z)		175,000	159,250

			$561,616
International Market Quasi-Sovereign - 3.3%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)		$240,000	$247,961
Bank of Ireland, 2.75%, 2012 (n)		220,000	215,578
Canada Housing Trust, 4.6%, 2011 (n)	CAD	210,000	208,158
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	512,019
ING Bank N.V., 3.9%, 2014 (n)		530,000	562,233
Irish Life & Permanent PLC, 3.6%, 2013 (n)		400,000	403,551
LeasePlan Corp. N.V., 3%, 2012 (n)		180,000	186,298
Royal Bank of Scotland PLC, FRN, 1.121%, 2012 (n)		577,000	582,462
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	227,697

			$3,145,957

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 12.1%
Federal Republic of Germany, 3.75%, 2015	EUR	709,000	$959,019
Federal Republic of Germany, 4.25%, 2018	EUR	495,000	691,236
Federal Republic of Germany, 6.25%, 2030	EUR	265,000	463,332
Government of Canada, 4.5%, 2015	CAD	167,000	172,589
Government of Canada, 5.75%, 2033	CAD	31,000	38,628
Government of Japan, 1.5%, 2012	JPY	39,000,000	439,689
Government of Japan, 1.3%, 2014	JPY	86,000,000	980,807
Government of Japan, 1.7%, 2017	JPY	121,000,000	1,415,735
Government of Japan, 2.2%, 2027	JPY	39,000,000	446,850
Government of Japan, 2.4%, 2037	JPY	41,000,000	476,790
Kingdom of Belgium, 5.5%, 2017	EUR	238,000	346,787
Kingdom of the Netherlands, 3.75%, 2014	EUR	581,000	779,718
Kingdom of the Netherlands, 5.5%, 2028	EUR	68,000	107,391
Republic of Austria, 4.65%, 2018	EUR	156,000	218,249
Republic of France, 4.75%, 2012	EUR	265,000	356,481
Republic of France, 6%, 2025	EUR	222,000	359,868
Republic of France, 4.75%, 2035	EUR	301,000	437,659
Republic of Ireland, 4.6%, 2016	EUR	338,000	429,032
Republic of Italy, 4.75%, 2013	EUR	538,000	700,483
Republic of Italy, 5.25%, 2017	EUR	611,000	832,049
United Kingdom Treasury, 8%, 2015	GBP	275,000	512,422
United Kingdom Treasury, 8%, 2021	GBP	104,000	210,704
United Kingdom Treasury, 4.25%, 2036	GBP	144,000	207,983

			$11,583,501
Local Authorities - 1.2%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$310,000	$313,652
Province of Ontario, 2.625%, 2012		800,000	818,360

			$1,132,012
Machinery & Tools - 0.3%
Case Corp., 7.25%, 2016		$50,000	$50,250
Case New Holland, Inc., 7.125%, 2014		125,000	125,000
Rental Service Corp., 9.5%, 2014		125,000	118,750

			$294,000
Major Banks - 6.1%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$610,000	$420,900
Banco Santander Chile, 2.875%, 2012 (n)		229,000	226,047
Bank of America Corp., 7.375%, 2014		280,000	309,167
Bank of America Corp., 8% to 2018, FRN to 2049		125,000	120,168
Bank of New York Mellon Corp., 4.3%, 2014		430,000	457,622

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Barclays Bank PLC, 5.125%, 2020	$340,000	$323,252
Commonwealth Bank of Australia, 5%, 2019 (n)	320,000	324,451
Credit Suisse New York, 5.5%, 2014	260,000	280,520
Goldman Sachs Group, Inc., 6%, 2014	200,000	211,016
Goldman Sachs Group, Inc., 7.5%, 2019	304,000	335,629
JPMorgan Chase Capital XXVII, 7%, 2039	330,000	323,053
Macquarie Group Ltd., 6%, 2020 (n)	410,000	398,524
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	40,955
Morgan Stanley, 6.75%, 2011	220,000	229,090
Morgan Stanley, 6%, 2014	160,000	165,854
Morgan Stanley, 7.3%, 2019	110,000	115,537
Morgan Stanley, 5.625%, 2019	180,000	172,023
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	170,000	127,500
Standard Chartered PLC, 3.85%, 2015 (n)	290,000	283,078
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	500,000	450,000
Wells Fargo & Co., 4.375%, 2013	410,000	429,293
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	141,000	142,763

		$5,886,442
Medical & Health Technology & Services - 3.4%
Biomet, Inc., 10%, 2017	$60,000	$63,450
Biomet, Inc., 11.625%, 2017	105,000	112,088
Cardinal Health, Inc., 5.8%, 2016	279,000	310,012
Community Health Systems, Inc., 8.875%, 2015	210,000	214,988
Cooper Cos., Inc., 7.125%, 2015	100,000	99,000
DaVita, Inc., 6.625%, 2013	46,000	45,655
DaVita, Inc., 7.25%, 2015	291,000	289,545
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	70,850
HCA, Inc., 6.375%, 2015	110,000	100,925
HCA, Inc., 9.25%, 2016	465,000	487,088
HCA, Inc., 8.5%, 2019 (n)	80,000	83,600
HealthSouth Corp., 8.125%, 2020	145,000	140,650
Hospira, Inc., 5.55%, 2012	190,000	202,889
Hospira, Inc., 6.05%, 2017	130,000	144,259
Psychiatric Solutions, Inc., 7.75%, 2015	85,000	87,125
Psychiatric Solutions, Inc., 7.75%, 2015	10,000	10,250
Tenet Healthcare Corp., 9.25%, 2015	160,000	164,400
U.S. Oncology, Inc., 10.75%, 2014	85,000	86,806
U.S. Oncology, Inc., FRN, 6.643%, 2012 (p)	113,000	101,782
United Surgical Partners International, Inc., 8.875%, 2017	30,000	30,000
United Surgical Partners International, Inc., 9.25%, 2017 (p)	45,000	44,663
Universal Hospital Services, Inc., 8.5%, 2015 (p)	125,000	120,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Vanguard Health Systems, Inc., 8%, 2018	$110,000	$104,500
VWR Funding, Inc., 10.25%, 2015 (p)	158,437	160,021

		$3,274,546
Metals & Mining - 1.2%
Arch Western Finance LLC, 6.75%, 2013	$95,000	$93,813
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	80,000	79,000
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	80,000	79,600
CONSOL Energy, Inc., 8%, 2017 (n)	65,000	66,056
CONSOL Energy, Inc., 8.25%, 2020 (n)	45,000	45,956
FMG Finance Ltd., 10.625%, 2016 (n)	110,000	121,000
Peabody Energy Corp., 7.375%, 2016	145,000	150,438
Rio Tinto Finance USA Ltd., 5.875%, 2013	85,000	92,794
Southern Copper Corp., 5.375%, 2020	100,000	99,253
Southern Copper Corp., 6.75%, 2040	180,000	178,700
Teck Resources Ltd., 10.25%, 2016	25,000	29,375
Teck Resources Ltd., 10.75%, 2019	70,000	84,350
U.S. Steel Corp., 7.375%, 2020	65,000	63,538

		$1,183,873
Mortgage-Backed - 3.3%
Fannie Mae, 6%, 2029 - 2037	$707,933	$752,243
Fannie Mae, 6.5%, 2036	727,999	794,287
Freddie Mac, 5.5%, 2026	361,232	365,293
Ginnie Mae, 9%, 2016	46,676	51,762
Ginnie Mae, 11%, 2018 - 2019	59,639	67,343
Ginnie Mae, 5.612%, 2058	553,178	600,279
Ginnie Mae, 6.357%, 2058	535,133	589,211

		$3,220,418
Municipals - 0.1%
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046	$130,000	$95,728

Natural Gas - Distribution - 0.4%
AmeriGas Partners LP, 7.125%, 2016	$145,000	$144,275
Ferrellgas Partners LP, 8.625%, 2020	100,000	99,250
Inergy LP, 6.875%, 2014	115,000	112,700

		$356,225
Natural Gas - Pipeline - 1.9%
Atlas Pipeline Partners LP, 8.125%, 2015	$40,000	$37,800
Atlas Pipeline Partners LP, 8.75%, 2018	105,000	99,225
CenterPoint Energy, Inc., 7.875%, 2013	500,000	573,024

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Colorado Interstate Gas Co., 6.8%, 2015		$32,000	$36,266
Crosstex Energy, Inc., 8.875%, 2018 (n)		75,000	73,875
El Paso Corp., 6.875%, 2014		130,000	130,339
El Paso Corp., 8.25%, 2016		100,000	103,500
El Paso Corp., 7%, 2017		95,000	92,794
El Paso Corp., 7.75%, 2032		50,000	46,975
Enterprise Products Operating LP, 5.65%, 2013		500,000	536,498
MarkWest Energy Partners LP, 6.875%, 2014		90,000	85,725

			$1,816,021
Network & Telecom - 4.7%
AT&T, Inc., 4.95%, 2013		$300,000	$322,908
Axtel S.A.B. de C.V., 9%, 2019 (n)		270,000	229,500
British Telecommunications PLC, 5.15%, 2013		255,000	266,125
CenturyTel, Inc., 7.6%, 2039		360,000	339,044
Cincinnati Bell, Inc., 7%, 2015		135,000	125,888
Cincinnati Bell, Inc., 8.75%, 2018		105,000	97,125
Citizens Communications Co., 7.875%, 2027		110,000	100,650
Citizens Communications Co., 9%, 2031		40,000	37,700
Deutsche Telekom International Finance B.V., 8.5%, 2010		500,000	501,092
France Telecom, 4.375%, 2014		240,000	255,815
New Communications Holdings, Inc., 8.5%, 2020 (n)		105,000	103,425
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	85,000	106,842
Qwest Communications International, Inc., 8%, 2015 (n)		$40,000	40,100
Qwest Communications International, Inc., 7.125%, 2018 (n)		95,000	92,625
Qwest Communications International, Inc. “B”, 7.5%, 2014		100,000	98,500
Qwest Corp., 7.5%, 2014		95,000	99,988
Telecom Italia Capital, 4.875%, 2010		500,000	504,943
Telefonica S.A., 5.877%, 2019		330,000	340,642
Telemar Norte Leste S.A., 9.5%, 2019 (n)		106,000	124,020
Verizon Communications, Inc., 8.75%, 2018		440,000	560,736
Windstream Corp., 8.625%, 2016		200,000	198,000

			$4,545,668
Oil Services - 1.2%
Allis-Chalmers Energy, Inc., 8.5%, 2017		$105,000	$92,400
Basic Energy Services, Inc., 7.125%, 2016		35,000	29,750
Edgen Murray Corp., 12.25%, 2015 (n)		40,000	36,000
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)		80,000	77,600
Pioneer Drilling Co., 9.875%, 2018 (n)		70,000	69,300
Smith International, Inc., 9.75%, 2019		310,000	420,217
Weatherford International Ltd., 5.95%, 2012		370,000	393,881

			$1,119,148

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - 5.5%
American Express Centurion Bank, 5.2%, 2010	$300,000	$304,656
American Express Centurion Bank, 5.5%, 2013	250,000	269,887
Banco BMG S.A., 9.95%, 2019 (n)	142,000	151,594
Banco Santander (Brasil) S.A., 4.5%, 2015 (n)	212,000	206,170
Banco Votorantim S.A., 7.375%, 2020 (n)	237,000	241,740
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	452,000	448,854
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	220,000	209,550
Capital One Financial Corp., 8.8%, 2019	270,000	321,991
Capital One Financial Corp., 10.25%, 2039	370,000	397,750
Citigroup, Inc., 6.375%, 2014	230,000	243,033
Citigroup, Inc., 5.5%, 2014	200,000	202,025
Citigroup, Inc., 8.5%, 2019	204,000	239,024
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	243,000	275,103
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	268,000	263,478
LBG Capital No.1 PLC, 7.875%, 2020 (n)	130,000	102,050
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	480,000	450,903
Svenska Handelsbanken AB, 4.875%, 2014 (n)	350,000	370,373
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	500,000	425,000
VTB Capital S.A., 6.465%, 2015 (n)	195,000	192,563

		$5,315,744
Pharmaceuticals - 1.1%
Pfizer, Inc., 6.2%, 2019	$500,000	$580,759
Roche Holdings, Inc., 6%, 2019 (n)	390,000	440,904

		$1,021,663
Pollution Control - 0.6%
Allied Waste North America, Inc., 7.125%, 2016	$250,000	$268,438
Republic Services, Inc., 5.25%, 2021 (n)	320,000	326,817

		$595,255
Printing & Publishing - 0.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$9,453	$6,085
American Media Operations, Inc., 14%, 2013 (p)(z)	96,713	55,011
McClatchy Co., 11.5%, 2017 (n)	50,000	50,250
Nielsen Finance LLC, 10%, 2014	155,000	157,519
Nielsen Finance LLC, 11.5%, 2016	70,000	74,200
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	89,000	82,325

		$425,390
Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$130,000	$130,000
Panama Canal Railway Co., 7%, 2026 (n)	116,022	93,978

		$223,978

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 0.5%
Kimco Realty Corp., REIT, 6.875%, 2019	$82,000	$91,014
Simon Property Group, Inc., REIT, 6.75%, 2014	67,000	74,598
WEA Finance LLC, REIT, 6.75%, 2019 (n)	250,000	276,531

		$442,143
Restaurants - 0.6%
YUM! Brands, Inc., 8.875%, 2011	$500,000	$531,093

Retailers - 2.2%
AutoZone, Inc., 6.5%, 2014	$420,000	$470,477
Couche-Tard, Inc., 7.5%, 2013	30,000	29,925
Dollar General Corp., 11.875%, 2017 (p)	52,000	59,280
Express Parent LLC, 8.75%, 2018 (n)	60,000	60,450
Limited Brands, Inc., 6.9%, 2017	70,000	69,650
Limited Brands, Inc., 6.95%, 2033	40,000	34,800
Macy’s, Inc., 5.75%, 2014	90,000	90,900
Macy’s, Inc., 8.875%, 2015	330,000	363,825
Macy’s, Inc., 5.9%, 2016	120,000	120,300
Neiman Marcus Group, Inc., 10.375%, 2015	155,000	152,675
QVC, Inc., 7.375%, 2020 (n)	80,000	77,600
Sally Beauty Holdings, Inc., 10.5%, 2016	65,000	68,900
Staples, Inc., 9.75%, 2014	260,000	318,413
Toys “R” Us, Inc., 10.75%, 2017 (n)	145,000	160,588
Toys “R” Us, Inc., 8.5%, 2017 (n)	55,000	56,788

		$2,134,571
Specialty Chemicals - 0.1%
INVISTA, 9.25%, 2012 (n)	$48,000	$48,788

Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$98,000	$98,245

Supermarkets - 0.4%
Delhaize Group, 5.875%, 2014	$290,000	$321,126
SUPERVALU, Inc., 8%, 2016	40,000	39,400

		$360,526
Supranational - 0.5%
Central American Bank, 4.875%, 2012 (n)	$450,000	$465,520

Telecommunications - Wireless - 2.7%
American Tower Corp., 4.625%, 2015	$180,000	$185,124
Clearwire Corp., 12%, 2015 (n)	95,000	92,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Cricket Communications, Inc., 7.75%, 2016	$75,000	$76,125
Crown Castle International Corp., 9%, 2015	65,000	68,331
Crown Castle International Corp., 7.75%, 2017 (n)	45,000	47,700
Crown Castle International Corp., 7.125%, 2019	170,000	164,900
Crown Castle Towers LLC, 6.113%, 2020 (n)	363,000	388,523
Digicel Group Ltd., 10.5%, 2018 (n)	155,000	156,938
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	101,000	101,505
Nextel Communications, Inc., 6.875%, 2013	75,000	71,813
NII Holdings, Inc., 10%, 2016	90,000	96,300
Rogers Communications, Inc., 6.8%, 2018	600,000	694,910
Sprint Capital Corp., 6.875%, 2028	50,000	41,563
Sprint Nextel Corp., 8.375%, 2017	200,000	196,500
Sprint Nextel Corp., 8.75%, 2032	55,000	52,388
Wind Acquisition Finance S.A., 12%, 2015 (n)	164,000	168,920

		$2,603,690
Telephone Services - 0.2%
Embarq Corp., 7.995%, 2036	$55,000	$55,439
Frontier Communications Corp., 8.125%, 2018	110,000	107,800

		$163,239
Tobacco - 1.4%
Alliance One International, Inc., 10%, 2016 (n)	$65,000	$66,300
Altria Group, Inc., 9.25%, 2019	410,000	486,313
Lorillard Tobacco Co., 8.125%, 2019	141,000	153,470
Lorillard Tobacco Co., 6.875%, 2020	170,000	171,243
Reynolds American, Inc., 7.625%, 2016	130,000	142,056
Reynolds American, Inc., 6.75%, 2017	300,000	316,686

		$1,336,068
Transportation - Services - 0.8%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$20,000	$19,800
Commercial Barge Line Co., 12.5%, 2017	160,000	168,800
Erac USA Finance Co., 6.375%, 2017 (n)	340,000	383,860
Hertz Corp., 8.875%, 2014	165,000	165,825

		$738,285
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bonds, 7.5%, 2024 (f)	$615,000	$864,267

Utilities - Electric Power - 6.0%
AES Corp., 8%, 2017	$240,000	$235,800
Allegheny Energy, Inc., 5.75%, 2019 (n)	340,000	341,121

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Calpine Corp., 8%, 2016 (n)	$105,000	$106,050
Colbun S.A., 6%, 2020 (n)	264,000	262,207
Duke Energy Corp., 3.35%, 2015	650,000	659,667
Dynegy Holdings, Inc., 7.5%, 2015	90,000	73,800
Dynegy Holdings, Inc., 7.125%, 2018	195,000	140,400
Dynegy Holdings, Inc., 7.75%, 2019	50,000	36,125
Edison Mission Energy, 7%, 2017	235,000	158,919
EDP Finance B.V., 6%, 2018 (n)	380,000	378,742
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	277,927
Enel Finance International S.A., 5.125%, 2019 (n)	532,000	521,221
Energy Future Holdings Corp., 10%, 2020 (n)	95,000	94,525
Exelon Generation Co. LLC, 5.2%, 2019	150,000	154,995
Exelon Generation Co. LLC, 6.25%, 2039	310,000	317,482
FirstEnergy Corp., 6.45%, 2011	22,000	23,275
Georgia Power Co., 6%, 2013	150,000	168,935
Mirant North America LLC, 7.375%, 2013	110,000	110,275
NiSource Finance Corp., 7.875%, 2010	500,000	513,959
NRG Energy, Inc., 7.375%, 2016	195,000	188,663
NRG Energy, Inc., 7.375%, 2017	70,000	66,500
Oncor Electric Delivery Co., 5.95%, 2013	430,000	471,821
Pacific Gas & Electric Co., 4.2%, 2011	245,000	249,751
Texas Competitive Electric Holdings LLC, 10.25%, 2015	350,000	234,500

		$5,786,660
Utilities - Gas - 0.4%
Keyspan Corp., 7.625%, 2010	$410,000	$422,198
Total Bonds (Identified Cost, $94,188,168)		$95,998,872

Floating Rate Loans (g)(r) - 0.8%
Automotive - 0.2%
Accuride Corp., Term Loan, 9.75%, 2013	$18,088	$17,994
Allison Transmission, Inc., Term Loan B, 3.06%, 2014	89,527	81,175
Ford Motor Co., Term Loan B, 3.32%, 2013	94,990	88,443

		$187,612
Broadcasting - 0.2%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$41,661	$38,883
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	49,163	45,814
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	92,207	85,926

		$170,623
Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.37%, 2013	$12,497	$10,535

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Services - continued
Realogy Corp., Term Loan, 3.29%, 2013	$46,419	$39,131

		$49,666
Financial Institutions - 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$17,035	$16,489

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$117,595	$6,909

Printing & Publishing - 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$144,517	$84,453

Specialty Stores - 0.0%
Michaels Stores, Inc., Term Loan B1, 2.69%, 2013	$35,222	$32,039

Utilities - Electric Power - 0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.96%, 2014 (o)	$194,694	$149,567
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.79%, 2014	122,325	93,426

		$242,993
Total Floating Rate Loans (Identified Cost, $929,216)		$790,784

Common Stocks - 0.3%
Automotive - 0.0%
Accuride Corp. (a)	10,690	$14,432

Broadcasting - 0.0%
Dex One Corp. (a)	1,342	$27,484
Supermedia, Inc. (a)	58	1,748

		$29,232
Chemicals - 0.2%
LyondellBasell Industries N.V., “A” (a)	3,883	$69,001
LyondellBasell Industries N.V., “B” (a)	4,855	85,934

		$154,935
Construction - 0.1%
Nortek, Inc. (a)	1,768	$81,328

Portfolio of Investments (unaudited) – continued

Issuer				Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.0%
American Media, Inc. (a)				1,657	$10,141
World Color Press, Inc. (a)				517	5,946

					$16,087
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)				72	$2,988

Trucking - 0.0%
Quality Distribution, Inc. (a)				671	$3,805
Total Common Stocks (Identified Cost, $410,089)					$302,807

Preferred Stocks - 0.0%
Other Banks & Diversified Financials - 0.0%
Ally Financial, Inc., 7% (z) (Identified Cost, $48,510)				63	$47,388

	Strike Price		First Exercise
Warrants - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)		$13.00	8/26/09	293	$1,465
World Color Press, Inc. (1 share for 1 warrant) (a)		16.30	8/26/09	293	440

					$1,905
Telephone Services - 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	40	$0
Total Warrants (Identified Cost, $8,787)					$1,905

Convertible Bonds - 0.0%
Automotive - 0.0%
Accuride Corp., 7.5%, 2020 (Identified Cost, $15,273)				$15,273	$39,799

Money Market Funds (v) - 4.9%
MFS Institutional Money Market Portfolio, 0.24%, at Cost and Net Asset Value				4,669,178	$4,669,178
Total Investments (Identified Cost, $100,269,221)					$101,850,733

Other Assets, Less Liabilities - (6.0)%					(5,805,394)
Net Assets - 100.0%					$96,045,339

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $22,892,262, representing 23.83% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Ally Financial, Inc., 7% (Preferred Stock)	12/26/08	$48,510	$47,388
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/10	6,145	6,085
American Media Operations, Inc., 14%, 2013	1/29/09-10/15/09	53,778	55,011
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	19,444	19,800
Anthracite Ltd., “A” CDO, FRN, 0.701%, 2019	1/28/10	141,803	141,150
ATP Oil & Gas Corp., 11.875%, 2015	5/10/10	28,214	23,550
Crest Ltd., “A1” CDO, FRN, 0.767%, 2018	1/21/10	216,547	215,599
Freescale Semiconductor, Inc., 9.25%, 2018	4/07/10	65,000	64,513
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10-3/31/10	62,690	63,781
Gray Television, Inc., 10.5%, 2015	4/21/10	34,339	33,075
Jazztel PLC (Warrants)	10/09/02	79	0
LBI Media, Inc., 8.5%, 2017	7/18/07	59,212	51,000
Local TV Finance LLC, 9.25%, 2015	5/02/07-11/30/09	153,311	116,538
MGM Mirage, 9%, 2020	3/09/10-5/20/10	86,352	85,213
ManTech International Corp., 7.25%, 2018	4/08/10-4/16/10	71,125	70,175
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	43,777	38,475
USI Holdings Corp., 9.75%, 2015	4/26/07-9/13/07	169,572	159,250
Total Restricted Securities			$1,190,603
% of Net Assets			1.2%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona

Derivative Contracts at 5/31/10

Forward Foreign Currency Exchange Contracts at 5/31/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Deutsche Bank AG	355,000	6/02/10	$195,409	$194,921	$488
SELL	CAD	UBS AG	468,521	8/06/10	448,041	446,961	1,080
SELL	EUR	UBS AG	3,804,704	6/14/10	5,198,843	4,677,701	521,142
SELL	GBP	Barclays Bank PLC	319,414	7/12/10	487,333	464,068	23,265
SELL	GBP	Deutsche Bank AG	319,414	7/12/10	487,336	464,068	23,268
BUY	INR	Merrill Lynch International Bank	11,101,000	6/10/10	236,897	239,218	2,321
SELL	INR	Barclays Bank PLC	11,087,000	6/10/10	242,074	238,917	3,157
SELL	KRW	HSBC Bank	342,889,000	6/10/10	297,389	285,217	12,172

							$586,893

Liability Derivatives
BUY	BRL	Deutsche Bank AG	355,000	6/02/10	$203,707	$194,921	$(8,786)
BUY	BRL	HSBC Bank	527,000	6/02/10	293,906	289,362	(4,544)
SELL	BRL	HSBC Bank	527,000	6/02/10	285,947	289,362	(3,415)
BUY	CNY	Barclays Bank PLC	1,088,000	10/18/10	162,437	159,929	(2,508)
BUY	CNY	JPMorgan Chase Bank N.A.	2,170,000	10/18/10	323,350	318,975	(4,375)
BUY	EUR	HSBC Bank	40,760	6/14/10	55,355	50,113	(5,242)
BUY	EUR	UBS AG	1,162,929	6/14/10	1,433,190	1,429,766	(3,424)
SELL	JPY	JPMorgan Chase Bank N.A.	76,347,636	7/12/10	818,540	838,324	(19,784)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	KRW	JPMorgan Chase Bank N.A.	171,256,000	6/07/10	$153,538	$142,461	$(11,077)
BUY	KRW	Merrill Lynch International Bank	171,939,000	6/28/10	153,243	142,961	(10,282)
BUY	SEK	Credit Suisse Group	14,605	7/12/10	2,022	1,868	(154)

							$(73,591)

Futures Contracts Outstanding at 5/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	2	$245,313	Sep-10	$(2,648)
U.S. Treasury Note 2 yr (Short)	USD	2	436,281	Sep-10	(507)

					$(3,155)

Swap Agreements at 5/31/10

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	460,000(a)	Goldman Sachs International	1.00% (fixed rate)	(1)	$6,675

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $910.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives

Portfolio of Investments (unaudited) – continued

Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At May 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments -
Non-affiliated issuers, at value (identified cost, $95,600,043)	$97,181,555
Underlying funds, at cost and value	4,669,178
Total investments, at value (identified cost, $100,269,221)		$101,850,733
Cash	15,118
Foreign currency, at value (identified cost, $1,043)	932
Receivables for
Forward foreign currency exchange contracts	586,893
Investments sold	394,432
Interest	1,553,469
Swaps, at value (net unamortized premiums received, $910)	6,675
Other assets	19,805
Total assets		$104,428,057
Liabilities
Notes payable	$8,000,000
Payables for
Distributions	36,114
Forward foreign currency exchange contracts	73,591
Daily variation margin on open futures contracts	406
Investments purchased	177,642
Payable to affiliates
Investment adviser	9,843
Transfer agent and dividend disbursing costs	1,388
Administrative services fee	324
Payable for independent Trustees’ compensation	4,575
Accrued interest expense	8,898
Accrued expenses and other liabilities	69,937
Total liabilities		$8,382,718
Net assets		$96,045,339
Net assets consist of
Paid-in capital	$107,924,554
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,083,438
Accumulated net realized gain (loss) on investments and foreign currency transactions	(13,913,908)
Accumulated distributions in excess of net investment income	(48,745)
Net assets		$96,045,339
Shares of beneficial interest outstanding		10,905,800
Net asset value per share (net assets of $96,045,339 / 10,905,800 shares of beneficial interest outstanding)		$8.81

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,219,030
Dividends	4,154
Dividends from underlying funds	1,015
Foreign taxes withheld	(1,057)
Total investment income		$3,223,142
Expenses
Management fee	$362,244
Transfer agent and dividend disbursing costs	10,303
Administrative services fee	12,004
Independent Trustees’ compensation	8,025
Stock exchange fee	11,302
Custodian fee	15,092
Interest expense	48,993
Shareholder communications	17,264
Auditing fees	30,903
Legal fees	11,349
Miscellaneous	16,958
Total expenses		$544,437
Fees paid indirectly	(33)
Reduction of expenses by investment adviser	(263)
Net expenses		$544,141
Net investment income		$2,679,001
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$459,973
Futures contracts	(48,265)
Swap transactions	(10,052)
Foreign currency transactions	417,757
Net realized gain (loss) on investments and foreign currency transactions		$819,413
Change in unrealized appreciation (depreciation)
Investments	$(2,060,533)
Futures contracts	(47,709)
Swap transactions	4,174
Translation of assets and liabilities in foreign currencies	708,753
Net unrealized gain (loss) on investments and foreign currency translation		$(1,395,315)
Net realized and unrealized gain (loss) on investments and foreign currency		$(575,902)
Change in net assets from operations		$2,103,099

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/10	Year ended 11/30/09
Change in net assets	(unaudited)
From operations
Net investment income	$2,679,001	$5,329,059
Net realized gain (loss) on investments and foreign currency transactions	819,413	(2,411,493)
Net unrealized gain (loss) on investments and foreign currency translation	(1,395,315)	18,741,965
Change in net assets from operations	$2,103,099	$21,659,531
Distributions declared to shareholders
From net investment income	$(2,682,827)	$(6,940,118)
From tax return of capital	—	(1,278,466)
Total distributions declared to shareholders	$(2,682,827)	$(8,218,584)
Change in net assets from fund share transactions	$—	$(369,532)
Total change in net assets	$(579,728)	$13,071,415
Net assets
At beginning of period	96,625,067	83,553,652
At end of period (including accumulated distributions in excess of net investment income of $48,745 and $44,919, respectively)	$96,045,339	$96,625,067

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/10		Years ended 11/30
			2009	2008	2007		2006	2005
	(unaudited)
Net asset value, beginning of period	$8.86		$7.62	$9.03	$9.21		$9.25	$9.79
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.49	$0.46	$0.47		$0.50	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		1.50	(1.36)	(0.00	)(w)	0.14	(0.35)
Total from investment operations	$0.20		$1.99	$(0.90)	$0.47		$0.64	$0.20
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.63)	$(0.51)	$(0.65)		$(0.68)	$(0.63)
From net realized gain on investments	—		—	—	—		—	(0.11)
From tax return of capital	—		(0.12)	—	—		—	—
Total distributions declared to shareholders	$(0.25)		$(0.75)	$(0.51)	$(0.65)		$(0.68)	$(0.74)
Net increase from repurchase of capital shares	$—		$0.00 (w)	$0.00 (w)	$—		$—	$—
Net asset value, end of period	$8.81		$8.86	$7.62	$9.03		$9.21	$9.25
Per share market value, end of period	$7.87		$7.98	$5.94	$8.19		$8.44	$8.09
Total return at market value (%)	1.67	(n)	48.70	(22.46)	4.84		13.27	1.30
Total return at net asset value (%) (j)(r)(s)(t)	2.51	(n)	28.70	(9.78)	5.93		8.10	2.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.18	1.17	1.02		1.11	1.04
Expenses after expense reductions (f)	1.13	(a)	1.18	1.17	1.02		N/A	N/A
Expenses after expense reductions and excluding interest expense (f)	1.03	(a)	1.09	N/A	N/A		N/A	N/A
Net investment income	5.55	(a)	6.05	5.35	5.15		5.49	5.76
Portfolio turnover	23		63	63	88		45	47
Net assets at end of period (000 omitted)	$96,045		$96,625	$83,554	$99,405		$101,422	$101,874

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS InterMarket Income Trust I (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity

Notes to Financial Statements (unaudited) – continued

securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$210,255	$131,704	$10,141	$352,100
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	864,267	—	864,267
Non-U.S. Sovereign Debt	—	16,772,367	—	16,772,367
Municipal Bonds	—	95,728	—	95,728
Corporate Bonds	—	56,467,775	—	56,467,775
Residential Mortgage-Backed Securities	—	3,800,000	—	3,800,000
Asset-Backed Securities (including CDOs)	—	692,333	—	692,333
Foreign Bonds	—	17,346,201	—	17,346,201
Floating Rate Loans	—	790,784	—	790,784
Mutual Funds	4,669,178	—	—	4,669,178
Total Investments	$4,879,433	$96,961,159	$10,141	$101,850,733

Notes to Financial Statements (unaudited) – continued

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(3,155)	$—	$—	$(3,155)
Swaps	—	6,675	—	6,675
Forward Currency Contracts	—	513,302	—	513,302

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/09	$2,220
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	7,921
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 5/31/10	$10,141

The net change in unrealized (depreciation) from investments still held as Level 3 at May 31, 2010 is $7,921.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2010:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$—	$(3,155)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	586,893	(73,591)
Credit Contracts	Credit Default Swaps	6,675	—
Total		$593,568	$(76,746)

(a)	All derivative valuations are specifically referenced within the fund’s Statement of Assets and Liabilities except for futures contracts. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate Contracts	$(48,265)	$—	$—
Foreign Exchange Contracts	—	—	449,894
Credit Contracts	—	(10,052)	—
Total	$(48,265)	$(10,052)	$449,894

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate Contracts	$(47,709)	$—	$—
Foreign Exchange Contracts	—	—	735,753
Credit Contracts	—	4,174	—
Total	$(47,709)	$4,174	$735,753

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are

Notes to Financial Statements (unaudited) – continued

recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap

Notes to Financial Statements (unaudited) – continued

transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the

Notes to Financial Statements (unaudited) – continued

deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of May 31, 2010 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At May 31, 2010, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement

Notes to Financial Statements (unaudited) – continued

purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/09
Ordinary income (including any short-term capital gains)	$6,940,118
Tax return of capital (b)	1,278,466
Total distributions	$8,218,584

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/10
Cost of investments	$100,448,489
Gross appreciation	4,927,019
Gross depreciation	(3,524,775)
Net unrealized appreciation (depreciation)	$1,402,244

As of 11/30/09
Capital loss carryforwards	(14,487,281)
Post-October capital loss deferral	(83,476)
Post-October currency loss deferral	(154,392)
Other temporary differences	(98,615)
Net unrealized appreciation (depreciation)	3,524,277

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/10	$(7,020,484)
11/30/13	(333,261)
11/30/14	(1,436,435)
11/30/16	(1,946,452)
11/30/17	(3,750,649)
$(14,487,281)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2010, these fees paid to MFSC amounted to $3,565.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2010 was equivalent to an annual effective rate of 0.0249% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts

Notes to Financial Statements (unaudited) – continued

represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $4,549 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $593 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $263, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$12,566	$943,520
Investments (non-U.S. Government securities)	$23,343,364	$24,530,617

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2010, the fund did not repurchase any shares. The fund repurchased and retired 56,200 shares of beneficial interest during the year ended November 30, 2009 at an average price per share of $6.58 and a weighted average discount of 12.76% per share.

Notes to Financial Statements (unaudited) – continued

Transactions in fund shares were as follows:

	Six months ended 5/31/10		Year ended 11/30/09
	Shares	Amount	Shares	Amount
Treasury shares reacquired	—	$—	(56,200)	$(369,532)

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $15,000,000. At May 31, 2010, the fund had outstanding borrowings under this agreement in the amount of $8,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The credit agreement matures on February 11, 2011. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $48,993 during the period. The fund also incurred a commitment fee of $10,012, which is based on the average daily unused portion of the revolving line of credit and is reported in miscellaneous expense on the Statement of Operations. For the six months ended May 31, 2010, the average loan balance was $8,000,000 at a weighted average annual interest rate of 1.23%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	856,697	14,911,709	(11,099,228)	4,669,178

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,015	$4,669,178

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS InterMarket Income Trust I:

We have reviewed the accompanying statement of assets and liabilities of the MFS InterMarket Income Trust I (the Fund), including the portfolio of investments, as of May 31, 2010, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2010. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2009, and its financial highlights for each of the three years in the period then ended, and in our report dated January 15, 2010, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the two years in the period ended November 30, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 19, 2010

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2009 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer Agent, Registrar and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: CMK

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS InterMarket Income Trust I

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/09-12/31/09	0	N/A	0	1,090,580
1/01/10-1/31/10	0	N/A	0	1,090,580
2/01/10-2/28/10	0	N/A	0	1,090,580
3/01/10-3/31/10	0	N/A	0	1,090,580
4/01/10-4/30/10	0	N/A	0	1,090,580
5/01/10-5/31/10	0	N/A	0	1,090,580

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2010 plan year is 1,090,580.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 19, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 19, 2010

*	Print name and title of each signing officer under his or her signature.